CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES

The following table sets forth our cash, cash equivalents and marketable securities as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Cash and cash equivalents:
Cash	$2,468	$1,195
U.S. treasury securities	-	1,247
Total cash and cash equivalents	$2,468	$2,442

Marketable securities:
Money market mutual funds	$1,420	$1,999
U.S. treasury securities	2,497	3,761
Total marketable securities	$3,917	$5,760

Total cash, cash equivalents and marketable securities	$6,385	$8,202